Related party transactions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Accounts with TELUS Corporation and subsidiaries, Due from					$ 49.1	$ 30.2
Accounts with TELUS Corporation and subsidiaries, Due to					31.0	26.0
Amounts due from affiliates, receivable period		30 days
Amounts due to affiliates, payment period		30 days
Term of master service agreement	10 years
TELUS Corporation and its subsidiaries
Related party transactions
Revenues from services provided to		$ 310.2	$ 267.7	$ 203.2
Goods and services purchased (from)		(29.2)	(4.9)	(5.4)
Gross profit		281.0	262.8	197.8
Receipts from related parties		(284.0)	(251.5)	(199.3)
Payments to related parties		38.0	27.3	19.4
Payments made by related parties on our behalf		(18.9)	(35.6)	(27.1)
Issuance of Common A Shares				25.7
Foreign currency adjustments		(2.2)	0.1	0.4
Change in balance		13.9	3.1	16.9
Accounts with TELUS Corporation and subsidiaries, Balance, beginning of year			1.1	(15.8)
Accounts with TELUS Corporation and subsidiaries, Balance, beginning of year	$ 18.1	4.2	1.1
Accounts with TELUS Corporation and subsidiaries, Balance, end of year				1.1
Accounts with TELUS Corporation and subsidiaries, Balance, end of year		18.1	4.2	1.1
Accounts with TELUS Corporation and subsidiaries, Due from					49.1	30.2	$ 21.4
Accounts with TELUS Corporation and subsidiaries, Due to					(31.0)	(26.0)	(20.3)
Accounts with TELUS Corporation and subsidiaries, Net due			1.1	1.1			1.1
Accounts with TELUS Corporation and subsidiaries, Net due	18.1	18.1	4.2	1.1	18.1	4.2	1.1
TELUS Corporation
Related party transactions
Receipts from related parties		(0.2)	(0.2)
Payments to related parties		38.0	27.3	19.4
Payments made by related parties on our behalf		(13.8)	(26.1)	(15.0)
Issuance of Common A Shares				25.7
Foreign currency adjustments			0.1	0.7
Change in balance		24.0	1.1	30.8
Accounts with TELUS Corporation and subsidiaries, Balance, beginning of year			1.9	(28.9)
Accounts with TELUS Corporation and subsidiaries, Balance, beginning of year	27.0	3.0	1.9
Accounts with TELUS Corporation and subsidiaries, Balance, end of year				1.9
Accounts with TELUS Corporation and subsidiaries, Balance, end of year		27.0	3.0	1.9
Accounts with TELUS Corporation and subsidiaries, Due from					27.0	3.0	3.1
Accounts with TELUS Corporation and subsidiaries, Due to							(1.2)
Accounts with TELUS Corporation and subsidiaries, Net due			1.9	1.9			1.9
Accounts with TELUS Corporation and subsidiaries, Net due	27.0	27.0	3.0	1.9	27.0	3.0	1.9
Minimum annual spend amount	200.0
Subsidiaries of TELUS Corporation
Related party transactions
Revenues from services provided to		310.2	267.7	203.2
Goods and services purchased (from)		(29.2)	(4.9)	(5.4)
Gross profit		281.0	262.8	197.8
Receipts from related parties		(283.8)	(251.3)	(199.3)
Payments made by related parties on our behalf		(5.1)	(9.5)	(12.1)
Foreign currency adjustments		(2.2)		(0.3)
Change in balance		(10.1)	2.0	(13.9)
Accounts with TELUS Corporation and subsidiaries, Balance, beginning of year	(8.9)	1.2	(0.8)	13.1
Accounts with TELUS Corporation and subsidiaries, Balance, end of year		(8.9)	1.2	(0.8)
Accounts with TELUS Corporation and subsidiaries, Due from					22.1	27.2	18.3
Accounts with TELUS Corporation and subsidiaries, Due to					(31.0)	(26.0)	(19.1)
Accounts with TELUS Corporation and subsidiaries, Net due	$ (8.9)	$ (8.9)	$ 1.2	$ (0.8)	$ (8.9)	$ 1.2	$ (0.8)